Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of the year	£ (203,975)	£ (176,283)
Recognized in revenue during the year	198,628	178,853
Cash received/amounts invoiced during the year	(206,058)	(206,545)
Contract liabilities - deferred revenue at end of the year	(211,405)	(203,975)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of the year	39,778	43,332
Recognized in revenue during the year	19,528	49,536
Cash received/amounts invoiced during the year	(39,778)	(53,090)
Contract assets - accrued revenue at end of the year	19,528	39,778
Contract liabilities - deferred revenue at beginning of the year	(198,628)	(169,624)
Recognized in revenue during the year	198,628	178,853
Cash received/amounts invoiced during the year	(206,058)	(206,545)
Reclassified between current and non-current during the year	568	(1,312)
Contract liabilities - deferred revenue at end of the year	(205,490)	(198,628)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of the year	(5,347)	(6,659)
Reclassified between current and non-current during the year	(568)	1,312
Contract liabilities - deferred revenue at end of the year	£ (5,915)	£ (5,347)